Master Trust Investments	12 Months Ended
Dec. 31, 2025
EBP Hourly DPS Plan
EBP, Master Trust [Line Items]
Master Trust Investments

3.	Master Trust Investments
At December 31, 2025 and 2024, the net assets of the Master Trust and Master Trust B, respectively, were as follows (in thousands of dollars):

	2025		2024
	Master Trust Balances	Plan’s interest in Master Trust Balances	Master Trust B Balances	Plan’s interest in Master Trust B Balances
Investments at fair value:
Altria Stock	$1,456,691	$450,048	$1,357,573	$416,847
Cash and cash equivalents	40	23	36	22
Collective investment funds	2,688,978	297,490	—	—
Registered investment companies	651,804	57,711	—	—
Government securities	137,213	22,147	—	—
Other	16,145	3,726	—	—
Total investments at fair value	4,950,871	831,145	1,357,609	416,869
Investments at contract value:
Fully benefit-responsive investment contracts	494,528	129,627	—	—
Total Investments	5,445,399	960,772	1,357,609	416,869

Receivables:
Dividends on Altria Stock	15,360	3,110	15,362	3,160
Interest and dividend income on other investments	29	—	—	—
Other	560	—	—	—

Payables:
Administrative expenses	(963)	—	—	—

Net assets	$5,460,385	$963,882	$1,372,971	$420,029
The table below presents Master Trust investment activities for the year ended December 31, 2025, including activities related to assets transferred from Master Trust A beginning on the Transition Date (in thousands of dollars):

Dividends on Altria Stock	$106,187
Net appreciation in Altria Stock	140,966
Interest and dividends on other investments	68,205
Net appreciation in fair value of other investments	275,881
Investment income	$591,239

Plan’s interest in investment income from Master Trust	$95,649

4.	Master Trust A Investments
The information below relates to Master Trust A, which held certain Plan assets prior to the Transition. At December 31, 2024, the net assets of Master Trust A were as follows (in thousands of dollars):

	2024
	Master Trust A Balances	Plan’s interest in Master Trust A Balances
Investments at fair value:
Collective investment funds	$2,396,791	$270,426
Registered investment companies	554,006	56,054
Government securities	115,076	19,553
Other	9,038	2,023
Total investments at fair value	3,074,911	348,056
Investments at contract value:
Fully benefit-responsive investment contracts	559,727	154,479
Total Investments	3,634,638	502,535

Receivables:
Interest and dividend income	1,035	—

Payables:
Administrative expenses	(265)	—

Net assets	$3,635,408	$502,535

Master Trust A investment activities for the period of January 1, 2025 through the Transition were as follows (in thousands of dollars):

Interest and dividends	$8,105
Net appreciation in fair value of investments	222,238
Investment income	$230,343

Plan’s interest in investment income from Master Trust A	$41,462
As discussed in Note 2. Summary of Significant Accounting Policies - Valuation of the Master Trusts’ Investments and Income Recognition, the Plan’s interest in Master Trust A and share of investment activities were based upon the total of the participants’ Plan accounts. Certain transactions in process at December 31, 2024 resulted in immaterial differences between Master Trust A net assets and the total of the participants’ Plan accounts.